CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Current Assets
Cash	$ 319,103	$ 7,105,085
Advances to vendors	9,007,720	9,400,197
Due from related parties	$ 717,836	$ 198,611
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party
Other current assets	$ 1,379,450	$ 929,680
Total current assets	47,001,308	40,621,387
Property and equipment, net	165,415	194,878
Right-of-use operating lease assets	392,163	144,535
Deferred tax assets	235,086	140,377
Total non-current assets	792,664	479,790
TOTAL ASSETS	47,793,972	41,101,177
Current liabilities
Short-term bank loans	4,743,644	4,131,354
Current portion of long-term loans	98,328
Accounts payable	3,669,874	2,258,129
Deferred revenue	1,523	1,007
Taxes payable	3,947,648	3,274,881
Due to related parties	$ 173,712	$ 141,235
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party
Operating lease liabilities, current	$ 134,994	$ 93,719
Accrued expense and other current liabilities	1,795,567	1,651,681
Total current liabilities	14,565,290	12,130,781
Operating lease liabilities, non-current	285,360	66,926
Long-term loans	2,107,038
Total non-current liabilities	2,392,398	1,348,500
Total liabilities	16,957,688	13,479,281
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	10,420,096	10,420,096
Statutory reserve	1,145,692	908,214
Retained earnings	20,017,480	17,575,571
Accumulated other comprehensive loss	(749,328)	(1,284,329)
Total shareholders' equity	30,836,284	27,621,896
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	47,793,972	41,101,177
Non-related party
Current Assets
Accounts receivable	26,060,151	17,606,279
Current liabilities
Current portion of long-term loans	98,328	578,775
Long-term loans	2,107,038	1,281,574
Related party
Current Assets
Accounts receivable	9,517,048	5,381,535
Class A
Shareholders' equity
Ordinary shares	2,226	2,226
Class B
Shareholders' equity
Ordinary shares	$ 118	$ 118